Exhibit 99.1

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Independent Accountants’ Agreed`-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.
Citi Real Estate Funding Inc.
(together, the “Company”)
Citigroup Global Markets Inc.
Bank of Montreal
BMO Capital Markets Corp.
Morgan Stanley Bank, N.A.
Morgan Stanley & Co. LLC
Morgan Stanley Mortgage Capital Holdings LLC
The Bank of Nova Scotia
Scotia Capital (USA) Inc.
Societe Generale Financial Corporation
SG Americas Securities, LLC
KKR Capital Markets LLC
(collectively, the “Specified Parties”):

Re: CONE Commercial Mortgage Trust 2026-ACD6 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “CONE 2026-ACD6 Accounting Tape.xlsx” provided by the Company on June 23, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and six related properties (the “Properties”) as of July 6, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by CONE Commercial Mortgage Trust 2026-ACD6, Commercial Mortgage Pass-Through Certificates, Series 2026-ACD6 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “WALT Calculation Date” means July 11, 2026.
•	The term “Provided Information” means the Cut-off Date, WALT Calculation Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.   For the Mortgage Loan and Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.

B.   For the Mortgage Loan and Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

2

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
June 23, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip	Appraisal Report, Engineering Report
Market	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Year Delivered	Underwriting File
Unit of Measure	Underwriting File
Power Redundancy	Underwriting File
Building Area (SF)	Underwriting File
Raised Floor (SF)	Underwriting File
Data Halls	Underwriting File
Leased Capacity (MW)	Underwriting File
BBnB (MW)	Underwriting File
Installed Capacity (MW)	Underwriting File
Occupancy Date	Underwriting File
# of Contracts Per Individual Tenant	Underwriting File
# of Total Contracts	Underwriting File
% of UW Rent from Investment Grade Tenants	Underwriting File
A-1

ATTACHMENT A

Attribute	Source Document(s)
WA Lease Expiration Date	Underwriting File
Ownership Interest	Provided by the Company
Mortgage Loan Closing Date Balance	Provided by the Company
Mortgage Loan Maturity Date Balance	Draft Loan Agreement, Draft Promissory Note
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Appraisal Report
Portfolio Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Phase I Environmental Report
Environmental Report Date	Phase I Environmental Report
Phase II Required?	Phase I Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Provided by the Company
Mortgage Loan Interest Rate	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Provided by the Company
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Provided by the Company
Maturity Date	Provided by the Company
Lockbox	Draft Loan Agreement, Draft Cash Management Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Cash Management Type	Draft Loan Agreement, Draft Cash Management Agreement
Cash Management Trigger	Draft Loan Agreement, Draft Cash Management Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Floating Rate Component Prepayment Provision	Provided by the Company
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Provided by the Company
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Provided by the Company
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Provided by the Company
Largest Tenant (by UW Rent) Tenant Name	Underwriting File
Largest Tenant (by UW Rent) Lease Exp.	Underwriting File
Largest Tenant (by UW Rent) Leased Capacity (kW)	Underwriting File
A-3

ATTACHMENT A

Attribute	Source Document(s)
Largest Tenant (by UW Rent) UW Rent	Underwriting File
2nd Largest Tenant (by UW Rent) Tenant Name	Underwriting File
2nd Largest Tenant (by UW Rent) Lease Exp.	Underwriting File
2nd Largest Tenant (by UW Rent) Leased Capacity (kW)	Underwriting File
2nd Largest Tenant (by UW Rent) UW Rent	Underwriting File
3rd Largest Tenant (by UW Rent) Tenant Name	Underwriting File
3rd Largest Tenant (by UW Rent) Lease Exp.	Underwriting File
3rd Largest Tenant (by UW Rent) Leased Capacity (kW)	Underwriting File
3rd Largest Tenant (by UW Rent) UW Rent	Underwriting File
Colocation Rent 2023	Underwriting File
Colocation Rent 2024	Underwriting File
Colocation Rent 2025	Underwriting File
Colocation Rent April 2026 TTM	Underwriting File
Colocation Rent Sponsor 2026 Reforecast	Underwriting File
Colocation Rent UW	Underwriting File
Colocation Rent (BBnB) 2023	Underwriting File
Colocation Rent (BBnB) 2024	Underwriting File
Colocation Rent (BBnB) 2025	Underwriting File
Colocation Rent (BBnB) April 2026 TTM	Underwriting File
Colocation Rent (BBnB) Sponsor 2026 Reforecast	Underwriting File
Colocation Rent (BBnB) UW	Underwriting File
Non-Colocation Rent 2023	Underwriting File
Non-Colocation Rent 2024	Underwriting File
Non-Colocation Rent 2025	Underwriting File
Non-Colocation Rent April 2026 TTM	Underwriting File
Non-Colocation Rent Sponsor 2026 Reforecast	Underwriting File
Non-Colocation Rent UW	Underwriting File
A-4

ATTACHMENT A

Attribute	Source Document(s)
Non-Colocation Rent (BBnB) 2023	Underwriting File
Non-Colocation Rent (BBnB) 2024	Underwriting File
Non-Colocation Rent (BBnB) 2025	Underwriting File
Non-Colocation Rent (BBnB) April 2026 TTM	Underwriting File
Non-Colocation Rent (BBnB) Sponsor 2026 Reforecast	Underwriting File
Non-Colocation Rent (BBnB) UW	Underwriting File
Credit Rent Steps 2023	Underwriting File
Credit Rent Steps 2024	Underwriting File
Credit Rent Steps 2025	Underwriting File
Credit Rent Steps April 2026 TTM	Underwriting File
Credit Rent Steps Sponsor 2026 Reforecast	Underwriting File
Credit Rent Steps UW	Underwriting File
Rent Escalations 2023	Underwriting File
Rent Escalations 2024	Underwriting File
Rent Escalations 2025	Underwriting File
Rent Escalations April 2026 TTM	Underwriting File
Rent Escalations Sponsor 2026 Reforecast	Underwriting File
Rent Escalations UW	Underwriting File
Gross Potential Revenue 2023	Underwriting File
Gross Potential Revenue 2024	Underwriting File
Gross Potential Revenue 2025	Underwriting File
Gross Potential Revenue April 2026 TTM	Underwriting File
Gross Potential Revenue Sponsor 2026 Reforecast	Underwriting File
Gross Potential Revenue UW	Underwriting File
Economic Vacancy 2023	Underwriting File
Economic Vacancy 2024	Underwriting File
Economic Vacancy 2025	Underwriting File
A-5

ATTACHMENT A

Attribute	Source Document(s)
Economic Vacancy April 2026 TTM	Underwriting File
Economic Vacancy Sponsor 2026 Reforecast	Underwriting File
Economic Vacancy UW	Underwriting File
Power Reimbursements 2023	Underwriting File
Power Reimbursements 2024	Underwriting File
Power Reimbursements 2025	Underwriting File
Power Reimbursements April 2026 TTM	Underwriting File
Power Reimbursements Sponsor 2026 Reforecast	Underwriting File
Power Reimbursements UW	Underwriting File
Total Revenue 2023	Underwriting File
Total Revenue 2024	Underwriting File
Total Revenue 2025	Underwriting File
Total Revenue April 2026 TTM	Underwriting File
Total Revenue Sponsor 2026 Reforecast	Underwriting File
Total Revenue UW	Underwriting File
Management Fee 2023	Underwriting File
Management Fee 2024	Underwriting File
Management Fee 2025	Underwriting File
Management Fee April 2026 TTM	Underwriting File
Management Fee Sponsor 2026 Reforecast	Underwriting File
Management Fee UW	Underwriting File
Payroll 2023	Underwriting File
Payroll 2024	Underwriting File
Payroll 2025	Underwriting File
Payroll April 2026 TTM	Underwriting File
Payroll Sponsor 2026 Reforecast	Underwriting File
Payroll UW	Underwriting File
A-6

ATTACHMENT A

Attribute	Source Document(s)
Repairs & Services 2023	Underwriting File
Repairs & Services 2024	Underwriting File
Repairs & Services 2025	Underwriting File
Repairs & Services April 2026 TTM	Underwriting File
Repairs & Services Sponsor 2026 Reforecast	Underwriting File
Repairs & Services UW	Underwriting File
Facility Operations 2023	Underwriting File
Facility Operations 2024	Underwriting File
Facility Operations 2025	Underwriting File
Facility Operations April 2026 TTM	Underwriting File
Facility Operations Sponsor 2026 Reforecast	Underwriting File
Facility Operations UW	Underwriting File
Circuits and Bandwidth 2023	Underwriting File
Circuits and Bandwidth 2024	Underwriting File
Circuits and Bandwidth 2025	Underwriting File
Circuits and Bandwidth April 2026 TTM	Underwriting File
Circuits and Bandwidth Sponsor 2026 Reforecast	Underwriting File
Circuits and Bandwidth UW	Underwriting File
Electricity 2023	Underwriting File
Electricity 2024	Underwriting File
Electricity 2025	Underwriting File
Electricity April 2026 TTM	Underwriting File
Electricity Sponsor 2026 Reforecast	Underwriting File
Electricity UW	Underwriting File
Property Taxes 2023	Underwriting File
Property Taxes 2024	Underwriting File
Property Taxes 2025	Underwriting File
A-7

ATTACHMENT A

Attribute	Source Document(s)
Property Taxes April 2026 TTM	Underwriting File
Property Taxes Sponsor 2026 Reforecast	Underwriting File
Property Taxes UW	Underwriting File
Insurance 2023	Underwriting File
Insurance 2024	Underwriting File
Insurance 2025	Underwriting File
Insurance April 2026 TTM	Underwriting File
Insurance Sponsor 2026 Reforecast	Underwriting File
Insurance UW	Underwriting File
Other Expenses 2023	Underwriting File
Other Expenses 2024	Underwriting File
Other Expenses 2025	Underwriting File
Other Expenses April 2026 TTM	Underwriting File
Other Expenses Sponsor 2026 Reforecast	Underwriting File
Other Expenses UW	Underwriting File
Total Operating Expenses 2023	Underwriting File
Total Operating Expenses 2024	Underwriting File
Total Operating Expenses 2025	Underwriting File
Total Operating Expenses April 2026 TTM	Underwriting File
Total Operating Expenses Sponsor 2026 Reforecast	Underwriting File
Total Operating Expenses UW	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income 2024	Underwriting File
Net Operating Income 2025	Underwriting File
Net Operating Income April 2026 TTM	Underwriting File
Net Operating Income Sponsor 2026 Reforecast	Underwriting File
Net Operating Income UW	Underwriting File
A-8

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserves 2023	Underwriting File
Replacement Reserves 2024	Underwriting File
Replacement Reserves 2025	Underwriting File
Replacement Reserves April 2026 TTM	Underwriting File
Replacement Reserves Sponsor 2026 Reforecast	Underwriting File
Replacement Reserves UW	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow 2024	Underwriting File
Net Cash Flow 2025	Underwriting File
Net Cash Flow April 2026 TTM	Underwriting File
Net Cash Flow Sponsor 2026 Reforecast	Underwriting File
Net Cash Flow UW	Underwriting File

A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Leased % (MW)	Leased Capacity (MW) divided by Installed Capacity (MW)
WA Lease Term Remaining	Number of years between and including the WALT Calculation Date and WA Lease Expiration Date
Mortgage Loan Closing Date Balance per Leased Capacity (MW)	Mortgage Loan Closing Date Balance divided by Leased Capacity (MW)
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance for each Property divided by the aggregate sum of each Mortgage Loan Closing Date Balance
Individual As-Is Appraised Value per Leased Capacity (MW)	Individual As-Is Appraised Value divided by Leased Capacity (MW)
Portfolio Appraised Value per Leased Capacity (MW)	Portfolio Appraised Value divided by Leased Capacity (MW)
Portfolio Appraised Value Premium	Portfolio Appraised Value minus Individual As-Is Appraised Value, divided by Individual As-Is Appraised Value
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) Mortgage Loan Interest Rate, ii) Mortgage Loan Closing Date Balance, and iii) 365 divided by 360
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date, subject to a minimum of 0
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	If Original Amortization Term (Months) is equal to 0, 0, otherwise Original Amortization Term (Months) minus Seasoning
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Mortgage Loan Closing Date LTV (Aggregate As-Is Appraised Value)	Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Balloon LTV (Aggregate As-Is Appraised Value)	Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Closing Date LTV (Portfolio Appraised Value)	Mortgage Loan Closing Date Balance divided by Portfolio Appraised Value
Mortgage Loan Balloon LTV (Portfolio Appraised Value)	Mortgage Loan Maturity Date Balance divided by Portfolio Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment

B-2